UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 860-761-9797
Signature, Place, and Date of Signing:
William Newman, Hartford CT, April 26, 2007
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: $90,090
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
2824100
268
4806
4806
0
0

4806


ALTRIA GROUP INC
Common Stocks
02209S103
3018
34368
34368
0
0

34368


AMDOCS LIMITED
Common Stocks
G02602103
209
5730
5730
0
0

5730


AMERICAN ELECTRIC POWER
Common Stocks
25537101
756
15504
15504
0
0

15504


AMERICAN INTERNATIONAL GROUP
Common Stocks
26874107
210
3125
3125
0
0

3125


ANHEUSER-BUSCH COS. INC
Common Stocks
35229103
1589
31495
31495
0
0

31495


AT&T INC NEW
Common Stocks
00206R102
2633
66782
66782
0
0

66782


BANK OF AMERICA CORP
Common Stocks
60505104
606
11883
11883
0
0

11883


BERKSHIRE HATHAWAY INC - CL B
Common Stocks
84670207
2024
556
556
0
0

556


BP PLC - ADR
Common Stocks
55622104
262
4042
4042
0
0

4042


CBS CORP NEW CL B
Common Stocks
124857202
2155
70458
70458
0
0

70458


CHEVRON CORP
Common Stocks
166764100
1029
13908
13908
0
0

13908


CINCINNATI FINANCIAL CORP
Common Stocks
172062101
1816
42839
42839
0
0

42839


CISCO SYSTEMS INC
Common Stocks
17275R102
1397
54730
54730
0
0

54730


CITIGROUP INC
Common Stocks
172967101
2425
47241
47241
0
0

47241


COCA-COLA CO
Common Stocks
191216100
2463
51317
51317
0
0

51317


COLGATE-PALMOLIVE CO
Common Stocks
194162103
213
3184
3184
0
0

3184


CONOCOPHILLIPS
Common Stocks
20825C104
1668
24400
24400
0
0

24400


ELI LILLY & CO
Common Stocks
532457108
1521
28325
28325
0
0

28325


ERHC ENERGY INC
Common Stocks
26884J104
14
40000
40000
0
0

40000


EXXON MOBIL CORP
Common Stocks
30231G102
4557
60394
60394
0
0

60394


FANNIE MAE
Common Stocks
313586109
1780
32620
32620
0
0

32620


FIFTH THIRD BANCORP
Common Stocks
316773100
2067
53412
53412
0
0

53412


GENERAL ELECTRIC CO
Common Stocks
369604103
3782
106965
106965
0
0

106965


GENERAL MILLS INC
Common Stocks
370334104
288
4950
4950
0
0

4950


HALLIBURTON CO
Common Stocks
406216101
1509
47541
47541
0
0

47541


HEWLETT-PACKARD CO
Common Stocks
428236103
2715
67626
67626
0
0

67626


HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
360
4101
4101
0
0

4101


HYFLUX LTD
Common Stocks
Y3817K105
26
15000
15000
0
0

15000


ILLINOIS TOOL WORKS
Common Stocks
452308109
2134
41360
41360
0
0

41360


INTEL CORP
Common Stocks
458140100
1400
73168
73168
0
0

73168


JOHNSON & JOHNSON
Common Stocks
478160104
2913
48346
48346
0
0

48346


JOHNSON CONTROLS INC
Common Stocks
478336107
255
2700
2700
0
0

2700


KIMBERLY-CLARK CORP
Common Stocks
494368103
2193
32020
32020
0
0

32020


MEDTRONIC INC
Common Stocks
585055106
2104
42896
42896
0
0

42896


MERCK & CO INC
Common Stocks
589331107
2025
45856
45856
0
0

45856


MICROSOFT CORP
Common Stocks
594918104
1904
68330
68330
0
0

68330


PEPSICO INC
Common Stocks
713448108
3429
53954
53954
0
0

53954


PRAXAIR INC
Common Stocks
74005P104
1949
30959
30959
0
0

30959


PROCTER & GAMBLE CO
Common Stocks
742718109
4599
72808
72808
0
0

72808


ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1273
14457
14457
0
0

14457


ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1711
25805
25805
0
0

25805


SPECTRA ENERGY
Common Stocks
847560109
2045
77861
77861
0
0

77861


T ROWE PRICE GROUP INC
Common Stocks
74144T108
2761
58503
58503
0
0

58503


TARGET CORP
Common Stocks
87612E106
1900
32070
32070
0
0

32070


TEXAS INSTRUMENTS INC
Common Stocks
882508104
1406
46720
46720
0
0

46720


UBS AG - NEW
Common Stocks
H89231338
1924
32380
32380
0
0

32380


UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1865
26605
26605
0
0

26605


UNITED TECHNOLOGIES CORP
Common Stocks
913017109
2872
44183
44183
0
0

44183


VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
988
26044
26044
0
0

26044


VIACOM INC NEW CL B
Common Stocks
92553P201
894
21753
21753
0
0

21753


WALGREEN CO
Common Stocks
931422109
2186
47625
47625
0
0

47625


ABBOTT LABORATORIES
Common Stocks
2824100
268
4806
4806
0
0

4806


ALTRIA GROUP INC
Common Stocks
02209S103
3018
34368
34368
0
0

34368


AMDOCS LIMITED
Common Stocks
G02602103
209
5730
5730
0
0

5730


AMERICAN ELECTRIC POWER
Common Stocks
25537101
756
15504
15504
0
0

15504


AMERICAN INTERNATIONAL GROUP
Common Stocks
26874107
210
3125
3125
0
0

3125

